Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Abstract]
Trade	$ 211,797	$ 264,589
Accrued trade	32,167	47,426
Prepaids and other	66,240	60,321
Trade and other current receivables	$ 310,204	$ 372,336